Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Warrant Liabilities - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Warrant Liabilities [Line Items]
Fair value at beginning	$ 150,000	$ 250,000	$ 50,000	$ 380,582	$ 1,197,292	$ 2,497,500	$ 2,497,500
Change in valuation inputs or other assumptions	50,000	(100,000)	200,000	(81,580)	(816,710)	(1,300,208)	(2,447,500)	(2,347,500)
Fair value at ending	$ 200,000	150,000	250,000	299,002	380,582	1,197,292	50,000	2,497,500
Convertible Notes Payable [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Warrant Liabilities [Line Items]
Fair value at beginning			88,850	296,600	367,700
Proceeds received through Convertible Promissory Note				400,000		500,000
Restatement of Convertible Promissory Note (Note 2)			(88,850)
Change in valuation inputs or other assumptions				(477,730)	(71,100)	(132,300)
Fair value at ending				$ 218,870	$ 296,600	$ 367,700	$ 88,850